Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 12, 2017
Registrant Name	dei_EntityRegistrantName	ETFis Series Trust I
Central Index Key	dei_EntityCentralIndexKey	0001559109
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 12, 2017
Document Effective Date	dei_DocumentEffectiveDate	Jan. 12, 2017
Prospectus Date	rr_ProspectusDate	Dec. 08, 2015